UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: 21,664



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      268    46100 SH       SOLE                    46100
CENTERPOINT ENERGY INC         COM              15189T107     1180   113100 SH       SOLE                   113100
CLECO CORPORATION              COM              12561W105     1252    57700 SH       SOLE                    57700
COVANTA HOLDING CORP           COM              22282E102      237    18100 SH       SOLE                    18100
EL PASO CORP                   COM              28336L109      530    84779 SH       SOLE                    84779
ENBRIDGE ENERGY MANAGEMENT     COM              29250X103     1230    42443 SH       SOLE                    42443
ENTERGY CORP                   COM              29364G103      640     9400 SH       SOLE                     9400
FIRST ENERGY CORP              COM              337932107      938    24300 SH       SOLE                    24300
ITC HOLDINGS CORP              COM              465685105      611    14000 SH       SOLE                    14000
KINDER MORGAN MANAGEMENT LLC   COM              49455U100     1025    25137 SH       SOLE                    25137
FPL GROUP INC                  COM              302571104     1573    31000 SH       SOLE                    31000
NICOR INC                      COM              654086107     1542    46400 SH       SOLE                    46400
NORTHEAST UTILITIES            COM              664397106      861    39900 SH       SOLE                    39900
NORTHWESTERN CORP              COM              668074305     1373    63900 SH       SOLE                    63900
NRG ENERGY INC                 COM              629377508      229    13000 SH       SOLE                    13000
NV ENERGY INC                  COM              67073Y106      263    28050 SH       SOLE                    28050
OGE ENERGY CORP                COM              670837103     1486    62400 SH       SOLE                    62400
ONEOK INC                      COM              682680103      154     6800 SH       SOLE                     6800
PIEDMONT NATURAL GAS CO        COM              720186105      236     9100 SH       SOLE                     9100
PPL CORPORATION                COM              69351T106     1318    45900 SH       SOLE                    45900
QUANTA SERVICES INC            COM              74762E102      260    12100 SH       SOLE                    12100
SOUTHERN CO                    COM              842587107     1381    45100 SH       SOLE                    45100
SUNPOWER CORP-CLASS B          COM              867652307      249    12600 SH       SOLE                    12600
TRANSCANADA CORP               COM              89353D107     1426    60300 SH       SOLE                    60300
VECTREN CORPORATION            COM              92240G101      789    37400 SH       SOLE                    37400
WISCONSIN ENERGY CORP          COM              976657106      770    18700 SH       SOLE                    18700

